7. Convertible Debt - Net (Tables)	9 Months Ended
Sep. 30, 2015
Quarter Three Report [Member]
Convertible Debt - Net
	Third Party	Related Party	Totals
Balance December 31, 2013	$361,245	$50,000	$411,245
Proceeds	2,270,100	—	2,270,100
Repayments	—	—	—
Less: gross debt discount recorded	(2,203,354)	(46,105)	(2,249,459)
Add: Amortization of Debt Discount	1,484,004	23,104	1,507,108

Balance December 31, 2014	1,911,995	26,999	1,938,994
Add: Amortization of Debt Discount	1,604,041	17,216	1,621,257
Balance September 30, 2015	3,516,036	44,215	3,560,251
Less Current portion	(3,516,036)	(44,215)	(3,560,251)
Long-Term Convertible Debt	$—	$—	$—